Organization and Description of Business (Details) - USD ($) $ in Thousands	Dec. 19, 2022	Dec. 31, 2022	Dec. 16, 2022	Sep. 30, 2022	Sep. 30, 2021
Goodwill		$ 7,816	$ 0	$ 7,535
Other intangible assets			$ 0
Minimum holding period of shares	180 days
Accumulated deficit		213,362		200,320
Cash and cash equivalents		$ 27,875		4,756
MARIADB CORPORATION AB [Member]
Goodwill				7,535	$ 4,649
Accumulated deficit				200,320	151,669
Cash and cash equivalents				$ 4,756	$ 6,907